Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Employee Benefit Plans [Abstract]
Service cost	¥ 1,681	¥ 3,021	¥ 3,361	¥ 6,057
Interest cost	447	453	893	906
Expected return on plan assets	(1,457)	(1,510)	(2,913)	(3,019)
Amortization of net actuarial losses	1,379	1,323	2,759	2,647
Amortization of prior service cost	(381)	(264)	(761)	(528)
Net periodic benefit cost	¥ 1,669	¥ 3,023	¥ 3,339	¥ 6,063